FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:                  (a)

             or fiscal year ending:          12/31/14

Is this a transition report?  (Y/N)    N
                                     -----

Is this an amendment to a previous filing?  (Y/N)    N
                                                   -----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.   Registrant Name:   Smart Trust, Tax Free Bond Trust, Series 1 (and
                            Subsequent Series); Smart Trust, Smart Ten
                            Trust, Series 1 (and Subsequent Series); Smart
                            Trust, Smart 13 Trust, 2004 Series A (and
                            Subsequent Series); Smart Trust, Diversified
                            Equity Trust, Series 1 (and Subsequent Series);
                            and any other future trusts for which Hennion &
                            Walsh, Inc. acts as sponsor

    B.   File Number:       811-21429

    C.   Telephone Number:  (800) 836-8240

2.  A.   Street:            2001 Route 46, Waterview Plaza

    B.   City: Parsippany     C.  State: NJ     D. Zip Code: 07054     Zip Ext:

    E.   Foreign Country:                         Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)__________N_______

4.  Is this the last filing on this form by Registrant? (Y/N)__________ N_______

5. Is Registrant a small business investment company (SBIC)? (Y/N)_____N_______ [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)_________________ Y_______ [If answer is "Y" (Yes), complete only items 111 through 132.]

7.  A.   Is Registrant a series or multiple portfolio company? (Y/N)____________
         [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period?______________________________________________

                                                        ------------------------
                                                        If filing more than one
                                                        Page 47, "X" box:   |_|
                                                        ------------------------
         For period ending 12/31/14

         File number 811-21429



UNIT INVESTMENT TRUSTS

111.     A.    [/]   Depositor Name:
                                     ------------------------------------------------------------------
         B.    [/]   File Number (If any):
                                           ------------------------------------------------------------
         C.    [/]   City:                                 State:       Zip Code:          Zip Ext:
                           -----------------------------         ----            ------            ----
               [/] Foreign Country:                                    Foreign Postal Code:
                                    ---------------------------------                       -----------

111.     A.    [/]   Depositor Name:
                                     ------------------------------------------------------------------
         B.    [/]   File Number (If any):
                                           ------------------------------------------------------------
         C.    [/]   City:                                 State:       Zip Code:          Zip Ext:
                           -----------------------------         ----            -----             ----
               [/] Foreign Country:                                    Foreign Postal Code:
                                    ---------------------------------                       -----------


112.     A.    [/]   Sponsor Name:
                                   --------------------------------------------------------------------
         B.    [/]   File Number (If any):
                                           ------------------------------------------------------------
         C.    [/]   City:                                 State:       Zip Code:          Zip Ext:
                           -----------------------------         ----            -----             ----
               [/] Foreign Country:                                    Foreign Postal Code:
                                    ---------------------------------                       -----------


112.     A.    [/]   Sponsor Name:
                                   --------------------------------------------------------------------
         B.    [/]   File Number (If any):
                                           ------------------------------------------------------------
         C.    [/]   City:                                 State:       Zip Code:          Zip Ext:
                           -----------------------------         ----            -----             ----
               [/] Foreign Country:                                    Foreign Postal Code:
                                    ---------------------------------                       -----------

                                                        ------------------------
                                                        If filing more than one
                                                        Page 48, "X" box:   |_|
                                                        ------------------------
         For period ending 12/31/14

         File number 811-21429


113.     A.    [/]   Trustee Name:
                                   --------------------------------------------------------------------
         B.    [/]   City:                                State:       Zip Code:          Zip Ext:
                           -----------------------------         ----            -----             ----
               [/]   Foreign Country:                                  Foreign Postal Code:
                                      -------------------------------                       -----------

113.     A.    [/]   Trustee Name:
                                   --------------------------------------------------------------------
         B.    [/]   City:                                State:       Zip Code:          Zip Ext:
                           -----------------------------         ----            -----             ----
               [/]   Foreign Country:                                  Foreign Postal Code:
                                      -------------------------------                       -----------

114.     A.    [/]   Principal Underwriter Name:
                                                 ------------------------------------------------------
         B.    [/]   File Number (If any):
                                           ------------------------------------------------------------
         C.    [/]   City:                                 State:       Zip Code:          Zip Ext:
                           -----------------------------         ----            -----             ----
               [/]   Foreign Country:                                  Foreign Postal Code:
                                      -------------------------------                       -----------

114.     A.    [/]   Principle Underwriter Name:
                                                 ------------------------------------------------------
         B.    [/]   File Number (If any):
                                           ------------------------------------------------------------
         C.    [/]   City:                                State:       Zip Code:          Zip Ext:
                           -----------------------------         ----            -----             ----
               [/]   Foreign Country:                                  Foreign Postal Code:
                                      -------------------------------                       -----------

115.     A.    [/]   Independent Public Accountant Name:
                                                         ----------------------------------------------
         B.    [/]   City:                                State:       Zip Code:          Zip Ext:
                           -----------------------------         ----            -----             ----
               [/]   Foreign Country:                                  Foreign Postal Code:
                                      -------------------------------                       -----------


115.     A.    [/]   Independent Public Accountant Name:
                                                         ----------------------------------------------
         B.    [/]   City:                                State:       Zip Code:          Zip Ext:
                           -----------------------------         ----            -----             ----
               [/]   Foreign Country:                                  Foreign Postal Code:
                                      -------------------------------                       -----------

                                                        ------------------------
                                                        If filing more than one
                                                        Page 49, "X" box:   |_|
                                                        ------------------------
         For period ending 12/31/14

         File number 811-21429


116.     Family of investment companies information:

         A.    [/]    Is Registrant part of a family of investment companies? (Y/N)
                                                                                    -----  ------------
                                                                                                  (Y/N)
         B.    [/]    Identify the family in 10 letters: ___ ___ ___ ___ ___ ___ ___
                                                                                           ------------
               (NOTE:    In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.     A.    [/]    Is Registrant a separate account of an insurance company (Y/N)
                                                                                    -----  ------------
                                                                                                    Y/N
         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B.    [/]    Variable annuity contracts? (Y/N)
                                                        ---------------------------------  ------------
                                                                                                    Y/N
         C.    [/]    Scheduled premium variable life contracts? (Y/N)
                                                                       ------------------  ------------
                                                                                                    Y/N
         D.    [/]    Flexible premium variable life contracts? (Y/N)
                                                                      -------------------  ------------
                                                                                                    Y/N
         E.    [/]    Other types of insurance products registered under the
                      Securities Act of 1933? (Y/N)
                                                    -------------------------------------  ------------
                                                                                                    Y/N
118.     [/]   State the number of series existing at the end of the period that had
               securities registered under the Securities Act of 1933                            88
                                                                      -------------------  ------------
119.     [/]   State the number of new series for which registration statements
               under the Securities Act of 1933 became effective during the period               50
                                                                                   ------  ------------
120.     [/]   State the total value of the portfolio securities on the date of
               deposit for the new series included in item 119 ($000's omitted)                $7,500
                                                                                ---------  ------------
121.     [/]   State the number of series for which a current prospectus was in
               existence at the end of the period                                                64
                                                  ---------------------------------------  ------------
122.     [/]   State the number of existing series for which additional
               units were registered under the Securities Act of 1933 during the
               current period                                                                    63
                               ----------------------------------------------------------  ------------

                                                        ------------------------
                                                        If filing more than one
                                                        Page 50, "X" box:   |_|
                                                        ------------------------
         For period ending 12/31/14

         File number 811-21429


123.     [/]   State the total value of the additional units considered in answering
               item 122  ($000's omitted)                                              $    449,680
                                 ----------------------------------------------------   --------------

124.     [/]   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
               (the value of these units is to be measured on the date they were
               placed in the subsequent series) ($000's omitted)                       $          0
                                                                 --------------------   --------------

125.     [/]   State the total amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units
               of all series of Registrant ($000's omitted)                            $     14,761
                                                           --------------------------   --------------

126.           Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
               Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
               series.) ($000's omitted)                                               $          0
                                        ---------------------------------------------   --------------
127.           List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of
               NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                                                          Total Income
                                                             Number of     Total Assets   Distributions
                                                               Series         ($000's        ($000's
                                                             Investing       omitted)       omitted)
                                                             ---------       -------        -------
A.       U.S. Treasury direct issue                              1         $    109       $        0
                                   ----------------------  ------------     ------------   -----------
B.       U.S. Government agency                                            $              $
                               --------------------------  ------------     ------------   -----------
C.       State and municipal tax-free                                      $              $
                                     --------------------  ------------     ------------   -----------
D.       Public utility debt                                               $              $
                            -----------------------------  ------------     ------------   -----------
E.       Brokers or dealers debt or debt of brokers' or
         dealers' parent                                                   $              $
                        ---------------------------------  ------------     ------------   -----------
F.       All other corporate intermed. & long-term
         debt                                                              $              $
             --------------------------------------------  ------------     ------------   -----------
G.       All other corporate short-term debt                               $              $
                                            -------------  ------------     ------------   -----------
H.       Equity securities of brokers or dealers or
         parents of brokers or dealers                                     $              $
                                      -------------------  ------------     ------------   -----------
I.       Investment company equity securities                    32        $    371,600   $   12,362
                                             ------------  ------------     ------------   -----------
J.       All other equity securities                             55        $    218,630   $    7,017
                                    ---------------------  ------------     ------------   -----------
K.       Other securities                                                  $              $
                         --------------------------------  ------------     ------------   -----------
L.       Total assets of all series of registrant                88        $    590,339   $   19,379
                                                 --------  ------------     ------------   -----------

                                                        ------------------------
                                                        If filing more than one
                                                        Page 51, "X" box:   |_|
                                                        ------------------------
         For period ending 12/31/14

         File number 811-21429


128.     [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
               issuer? (Y/N)                                                                    N
                            --------------------------------------------------------     --------------
               [If the answer is "N" (No), go to item 131.]                                         Y/N

129.     [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                    ------------------------------------------------     --------------
               [If the answer is "N" (No), go to item 131.]                                         Y/N

130.     [/]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                          ---------------------------     --------------
                                                                                                    Y/N
131.           Total expenses incurred by all series of Registrant during the
               current reporting period ($000's omitted)                                $       810
                                                         ---------------------------     --------------

132.     [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


                    811-21429        811-             811-             811-             811-
                        -----            -------          -------          -------          -----------
                    811-             811-             811-             811-             811-
                        --------         -------          -------          -------          -----------
                    811-             811-             811-             811-             811-
                        --------         -------          -------          -------          -----------
                    811-             811-             811-             811-             811-
                        --------         -------          -------          -------          -----------
                    811-             811-             811-             811-             811-
                        --------         -------          -------          -------          -----------
                    811-             811-             811-             811-             811-
                        --------         -------          -------          -------          -----------
                    811-             811-             811-             811-             811-
                        --------         -------          -------          -------          -----------
                    811-             811-             811-             811-             811-
                        --------         -------          -------          -------          -----------
                    811-             811-             811-             811-             811-
                        --------         -------          -------          -------          -----------

This report is signed on behalf of the Registrant.

City of:  Parsippany    State of:  New Jersey       Date:  2/26/2015

Name of Registrant:  Smart Trust, Tax Free Bond Trust, Series 1 (and
                     Subsequent Series); Smart Trust, Smart Ten
                     Trust, Series 1 (and Subsequent Series); Smart Trust, Smart 13 Trust, 2004 Series A (and Subsequent Series); Smart Trust, Diversified Equity Trust, Series 1 (and Subsequent Series); and any other future trusts for which Hennion & Walsh, Inc. acts as sponsor


                                                      By: /s/ Kevin D. Mahn
                                                          ----------------------
                                                      Name:    Kevin D. Mahn
                                                      Title:   Managing Director


ATTEST:

By: /s/ Alexander Vermitsky
    ------------------------
Name:    Alexander Vermitsky
Title:   Chief Compliance Officer